Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables [Abstract]
Schedule of Detailed Information of Trade Receivables
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Trade receivables	71,580	-
Less: Allowances for bad debts	-	-
Carrying value as at end of year	71,580	-

Schedule of Ageing Analysis of Trade Receivables

The ageing analysis of trade receivables is as follows:

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Current (not past due)	-	-
Overdue: less than 1 month	21,000	-
Overdue: 1 month to 3 months	-	-
Overdue: 4 months to 12 months	50,580	-
Carrying value as at end of year	71,580	-